Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00005 par value per share
Amount Registered | shares	5,500,000
Proposed Maximum Offering Price per Unit	0.695
Maximum Aggregate Offering Price	$ 3,822,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 527.89
Offering Note	a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.00005 par value per share (the "Common Stock") of Brainstorm Cell Therapeutics Inc. (the "Registrant") that become issuable under the Registrant's 2014 Stock Incentive Plan and 2014 Global Share Option Plan, as amended (the "Plans"), by reason of any stock dividend, stock split, recapitalization or any other similar transactions. b) Represents an increase of 5,500,000 shares of Common Stock available for issuance under the Plans. c) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $0.695, the average of the high and low sale prices of the Common Stock as reported on the OTCQB on May 17, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission).